Janus Henderson Small-Mid Cap Value Fund Average Annual Total Returns - Class A C S I N T Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended	169 Months Ended
		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			17.15%	13.15%	14.29%
Russell 2500™ Value Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			12.73%	10.02%	9.72%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		(1.76%)	6.68%	7.82%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		2.46%	7.16%	7.65%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.21%	7.92%	8.44%
Class I | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.26%	7.14%	7.28%
Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		4.08%	6.38%	6.78%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.46%	8.22%	8.74%
Performance Inception Date		Aug. 04, 2017
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.59%	8.34%		9.37%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.31%	8.06%	8.58%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund’s other return figures.